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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811-8066
      --------------------------------------------------------------------------

                       AIM Combination Stock & Bond Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                   ---------------

Date of fiscal year end: 8/31
                        ---------------

Date of reporting period: 5/31/05
                         --------------

Item 1. Reports to Stockholders.

                               AIM CORE STOCK FUND
             Quarterly Schedule of Portfolio Holdings o May 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             I-CSTO-QTR-1 5/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.43%

AEROSPACE & DEFENSE--4.13%
Honeywell International Inc.                                                  826,500                         $       29,944,095
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                     391,200                                 41,741,040
=================================================================================================================================
                                                                                                                      71,685,135
=================================================================================================================================

ALUMINUM--1.11%
Alcoa Inc.                                                                    714,000                                 19,349,400
=================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.29%
Bank of New York Co., Inc. (The)                                              777,600                                 22,410,432
=================================================================================================================================

BIOTECHNOLOGY--3.99%
Amgen Inc.                                       (a)                          469,500                                 29,381,310
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                  (a)                          503,700                                 39,918,225
=================================================================================================================================
                                                                                                                      69,299,535
=================================================================================================================================

CASINOS & GAMING--1.01%
International Game Technology                                                 621,141                                 17,503,754
=================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.18%
Cisco Systems, Inc.                              (a)                        1,789,900                                 34,688,262
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.-Wts., expiring 12/10/07 (b)                           56,413                                     39,489
=================================================================================================================================
QUALCOMM Inc.                                                                 547,700                                 20,407,302
=================================================================================================================================
                                                                                                                      55,135,053
=================================================================================================================================

COMPUTER HARDWARE--3.39%
Dell Inc.                                        (a)                        1,002,600                                 39,993,714
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                         249,400                                 18,842,170
=================================================================================================================================
                                                                                                                      58,835,884
=================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.88%
EMC Corp.                                        (a)                        2,318,100                                 32,592,486
=================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.75%
Caterpillar Inc.                                                              293,400                                 27,611,874
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                   303,200                                 20,056,680
=================================================================================================================================
                                                                                                                      47,668,554
=================================================================================================================================

CONSUMER FINANCE--1.31%
MBNA Corp.                                                                  1,080,800                                 22,794,072
=================================================================================================================================

I-CSTO-QTR-1

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.20%
First Data Corp.                                                              552,600                         $       20,904,858
=================================================================================================================================

DIVERSIFIED BANKS--2.01%
Bank of America Corp.                                                         753,100                                 34,883,592
=================================================================================================================================

DIVERSIFIED CHEMICALS--1.91%
E. I. du Pont de Nemours & Co.                                                308,100                                 14,329,731
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                          288,500                                 18,865,015
=================================================================================================================================
                                                                                                                      33,194,746
=================================================================================================================================

DRUG RETAIL--1.79%
Walgreen Co.                                                                  684,700                                 31,044,298
=================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.55%
Emerson Electric Co.                                                          405,900                                 26,980,173
=================================================================================================================================

FOREST PRODUCTS--1.23%
Weyerhaeuser Co.                                                              332,600                                 21,336,290
=================================================================================================================================

GENERAL MERCHANDISE STORES--1.39%
Target Corp.                                                                  449,900                                 24,159,630
=================================================================================================================================

HEALTH CARE EQUIPMENT--2.81%
Boston Scientific Corp.                          (a)                          415,700                                 11,261,313
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                               699,300                                 37,587,375
=================================================================================================================================
                                                                                                                      48,848,688
=================================================================================================================================

HOME IMPROVEMENT RETAIL--1.27%
Lowe's Cos., Inc.                                                             386,400                                 22,105,944
=================================================================================================================================

HOUSEHOLD PRODUCTS--1.63%
Procter & Gamble Co. (The)                                                    513,552                                 28,322,393
=================================================================================================================================

HYPERMARKETS & SUPER CENTERS--2.61%
Wal-Mart Stores, Inc.                                                         958,500                                 45,269,955
=================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.00%
General Electric Co.                                                        1,428,000                                 52,093,440
=================================================================================================================================

INDUSTRIAL GASES--3.23%
Air Products & Chemicals, Inc.                                                484,200                                 29,163,366
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                 572,200                                 26,819,014
=================================================================================================================================
                                                                                                                      55,982,380
=================================================================================================================================

I-CSTO-QTR-1

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--4.01%
Eaton Corp.                                                                   435,300                         $       26,052,705
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                      278,717                                 23,532,076
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd-Class A (Bermuda)                                      259,200                                 20,064,672
=================================================================================================================================
                                                                                                                      69,649,453
=================================================================================================================================

INTEGRATED OIL & GAS--1.87%
Exxon Mobil Corp.                                                             577,100                                 32,433,020
=================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.27%
Yahoo! Inc.                                      (a)                          591,800                                 22,014,960
=================================================================================================================================

INVESTMENT BANKING & BROKERAGE--5.24%
Goldman Sachs Group, Inc. (The)                                               308,100                                 30,039,750
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                     552,600                                 29,984,076
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                630,900                                 30,888,864
=================================================================================================================================
                                                                                                                      90,912,690
=================================================================================================================================

MOVIES & ENTERTAINMENT--1.51%
Viacom Inc.-Class B                                                           762,900                                 26,159,841
=================================================================================================================================

OIL & GAS DRILLING--1.36%
Transocean Inc. (Cayman Islands)                 (a)                          474,400                                 23,629,864
=================================================================================================================================


OIL & GAS EQUIPMENT & SERVICES--1.41%
Schlumberger Ltd. (Netherlands)                                               357,000                                 24,408,090
=================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.84%
Citigroup Inc.                                                                997,700                                 47,001,647
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                          547,700                                 19,580,275
=================================================================================================================================
                                                                                                                      66,581,922
=================================================================================================================================

PHARMACEUTICALS--7.93%
Johnson & Johnson                                                             524,400                                 35,187,240
---------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                             445,000                                 25,943,500
---------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                 2,005,080                                 55,941,732
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                         474,400                                 20,574,728
=================================================================================================================================
                                                                                                                     137,647,200
=================================================================================================================================

SEMICONDUCTORS--7.50%
Altera Corp.                                     (a)                          948,800                                 21,053,872
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 1,584,500                                 42,670,585
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                       635,800                                 23,823,426
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                      1,545,400                                 42,714,856
=================================================================================================================================
                                                                                                                     130,262,739
=================================================================================================================================

I-CSTO-QTR-1

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
SOFT DRINKS--2.76%
Coca-Cola Co. (The)                                                           630,900                         $       28,157,067
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                 352,100                                 19,823,230
=================================================================================================================================
                                                                                                                      47,980,297
=================================================================================================================================

SPECIALTY STORES--1.65%
Tiffany & Co.                                                                 919,400                                 28,620,922
=================================================================================================================================

SYSTEMS SOFTWARE--3.77%
Computer Associates International, Inc.                                           508                                     13,853
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             1,706,800                                 44,035,440
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                   (a)                          948,800                                 21,452,368
=================================================================================================================================
                                                                                                                      65,501,661
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.64%
Fannie Mae                                                                    479,300                                 28,393,732
=================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $1,530,025,813)                                                 1,656,597,083
=================================================================================================================================

MONEY MARKET FUNDS--4.57%
Premier Portfolio-Institutional Class
(Cost $79,284,224)                               (c)                       79,284,224                                 79,284,224
=================================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $1,609,310,037)                                                              $    1,735,881,307
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Investment Abbreviations:

Wts.                                             Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Non-income producing security acquired through a corporate action.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.

I-CSTO-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

I-CSTO-QTR-1

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended May 31, 2005.

                          MARKET                                             UNREALIZED        MARKET                       REALIZED
                          VALUE           PURCHASES        PROCEEDS         APPRECIATION       VALUE          DIVIDEND        GAIN
FUND                     08/31/04          AT COST        FROM SALES       (DEPRECIATION)     05/31/05         INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class     $  5,712,478    $ 426,562,089    $(352,990,343)    $          --    $  79,284,224    $    148,906   $     --

------------------------------------------------------------------------------------------------------------------------------------

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended May 31, 2005, was $699,867,177 and $1,189,446,437, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ---------------------------------------------------------------------------------------

     Aggregate unrealized appreciation of investment securities            $    195,131,844
     ---------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities               (68,681,814)
     =======================================================================================
     Net unrealized appreciation of investment securities                  $    126,450,030
     =======================================================================================
     Cost of investments for tax purposes is $1,609,431,277.

I-CSTO-QTR-1

                              AIM TOTAL RETURN FUND
             Quarterly Schedule of Portfolio Holdings o May 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-TRE-QTR-1 5/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)

                                                                                                                         MARKET
                                                                                               SHARES                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--61.46%

AEROSPACE & DEFENSE--2.60%
Honeywell International Inc.                                                                  151,640             $      5,493,917
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      71,780                    7,658,926
===================================================================================================================================
                                                                                                                        13,152,843
===================================================================================================================================

ALUMINUM--0.76%
Alcoa Inc.                                                                                    141,170                    3,825,707
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.88%
Bank of New York Co., Inc. (The)                                                              153,740                    4,430,787
===================================================================================================================================

BIOTECHNOLOGY--2.52%
Amgen Inc.                                                                   (a)               86,140                    5,390,641
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                                              (a)               92,420                    7,324,285
===================================================================================================================================
                                                                                                                        12,714,926
===================================================================================================================================

CASINOS & GAMING--0.68%
International Game Technology                                                                 122,800                    3,460,504
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.06%
Cisco Systems, Inc.                                                          (a)              328,410                    6,364,586
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.-Wts., expiring 12/10/07                             (b)               12,453                        8,717
===================================================================================================================================
QUALCOMM Inc.                                                                                 108,290                    4,034,885
===================================================================================================================================
                                                                                                                        10,408,188
===================================================================================================================================

COMPUTER HARDWARE--2.19%
Dell Inc.                                                                    (a)              183,950                    7,337,765
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          49,310                    3,725,370
===================================================================================================================================
                                                                                                                        11,063,135
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.18%
EMC Corp.                                                                    (a)              425,320                    5,979,999
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.79%
Caterpillar Inc.                                                                               53,840                    5,066,882
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                    59,950                    3,965,692
===================================================================================================================================
                                                                                                                         9,032,574
===================================================================================================================================

CONSUMER FINANCE--0.83%
MBNA Corp.                                                                                    198,300                    4,182,147
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.82%
First Data Corp.                                                                              109,260                    4,133,306
===================================================================================================================================

I-TRE-QTR-1

                                                                                                                            MARKET
                                                                                               SHARES                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--1.27%
Bank of America Corp.                                                                         138,180             $      6,400,498
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.30%
E. I. du Pont de Nemours & Co.                                                                 60,920                    2,833,389
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                           57,050                    3,730,499
===================================================================================================================================
                                                                                                                         6,563,888
===================================================================================================================================

DRUG RETAIL--1.13%
Walgreen Co.                                                                                  125,620                    5,695,611
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.98%
Emerson Electric Co.                                                                           74,478                    4,950,553
===================================================================================================================================

FOREST PRODUCTS--0.83%
Weyerhaeuser Co.                                                                               65,750                    4,217,862
===================================================================================================================================

GENERAL MERCHANDISE STORES--0.94%
Target Corp.                                                                                   88,960                    4,777,152
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.80%
Boston Scientific Corp.                                                      (a)               82,190                    2,226,527
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                               128,310                    6,896,662
===================================================================================================================================
                                                                                                                         9,123,189
===================================================================================================================================

HOME IMPROVEMENT RETAIL--0.86%
Lowe's Cos., Inc.                                                                              76,390                    4,370,272
===================================================================================================================================

HOUSEHOLD PRODUCTS--1.03%
Procter & Gamble Co. (The)                                                                     94,212                    5,195,792
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.64%
Wal-Mart Stores, Inc.                                                                         175,870                    8,306,340
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.89%
General Electric Co.                                                                          262,010                    9,558,125
===================================================================================================================================

INDUSTRIAL GASES--2.03%
Air Products & Chemicals, Inc.                                                                 88,830                    5,350,231
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                 104,980                    4,920,413
===================================================================================================================================
                                                                                                                        10,270,644
===================================================================================================================================

INDUSTRIAL MACHINERY--2.58%
Eaton Corp.                                                                                    79,856                    4,779,382
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                       51,150                    4,318,594
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                                      51,250                    3,967,263
===================================================================================================================================
                                                                                                                        13,065,239
===================================================================================================================================

INTEGRATED OIL & GAS--1.21%
Exxon Mobil Corp.                                                                             108,430                    6,093,766
===================================================================================================================================

I-TRE-QTR-1

                                                                                                                            MARKET
                                                                                               SHARES                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.86%
Yahoo! Inc.                                                                  (a)              117,160             $      4,358,352
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.30%
Goldman Sachs Group, Inc. (The)                                                                56,530                    5,511,675
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     101,390                    5,501,421
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                115,750                    5,667,120
===================================================================================================================================
                                                                                                                        16,680,216
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.95%
Viacom Inc.-Class B                                                                           139,980                    4,799,914
===================================================================================================================================

OIL & GAS DRILLING--0.92%
Transocean Inc. (Cayman Islands)                                             (a)               93,790                    4,671,680
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.91%
Schlumberger Ltd. (Netherlands)                                                                67,080                    4,586,260
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.47%
Citigroup Inc.                                                                                183,050                    8,623,486
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                          108,290                    3,871,368
===================================================================================================================================
                                                                                                                        12,494,854
===================================================================================================================================

PHARMACEUTICALS--5.15%
Johnson & Johnson                                                                              98,340                    6,598,614
-----------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                              87,990                    5,129,817
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                   367,890                   10,264,131
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          93,790                    4,067,672
===================================================================================================================================
                                                                                                                        26,060,234
===================================================================================================================================

SEMICONDUCTORS--4.79%
Altera Corp.                                                                 (a)              187,580                    4,162,400
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   290,720                    7,829,090
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                       116,650                    4,370,876
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                        283,550                    7,837,322
===================================================================================================================================
                                                                                                                        24,199,688
===================================================================================================================================

SOFT DRINKS--1.80%
Coca-Cola Co. (The)                                                                           115,750                    5,165,923
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  69,620                    3,919,606
===================================================================================================================================
                                                                                                                         9,085,529
===================================================================================================================================

SPECIALTY STORES--1.04%
Tiffany & Co.                                                                                 168,690                    5,251,320
===================================================================================================================================

SYSTEMS SOFTWARE--2.44%
Computer Associates International, Inc.                                                           781                       21,298
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                               313,160                    8,079,528
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                               (a)              187,580                    4,241,184
===================================================================================================================================
                                                                                                                        12,342,010
===================================================================================================================================

I-TRE-QTR-1

                                                                                                                        MARKET
                                                                                               SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.03%
Fannie Mae                                                                                     87,939             $      5,209,506
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $293,911,639)                                                       310,712,610
===================================================================================================================================

                                                                                          PRINCIPAL
                                                                                           AMOUNT
U.S. TREASURY SECURITIES--11.39%
U.S. TREASURY NOTES--6.47%
 3.25%, 08/15/07                                                             (c)      $    12,000,000                   11,913,720
-----------------------------------------------------------------------------------------------------------------------------------
 3.38%, 11/15/08                                                             (c)           19,480,000                   19,285,200
-----------------------------------------------------------------------------------------------------------------------------------
 4.25%, 11/15/13                                                             (c)            1,480,000                    1,511,687
===================================================================================================================================
                                                                                                                        32,710,607
===================================================================================================================================
U.S. TREASURY BONDS--4.92%
 7.25%, 05/15/16                                                             (c)            6,565,000                    8,362,169
-----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 02/15/26                                                             (c)           11,390,000                   13,844,203
-----------------------------------------------------------------------------------------------------------------------------------
 6.25%, 05/15/30                                                             (c)            2,085,000                    2,667,820
===================================================================================================================================
                                                                                                                        24,874,192
===================================================================================================================================

Total U.S. Treasury Securities (Cost $56,872,467)                                                                       57,584,799
===================================================================================================================================

ASSET-BACKED SECURITIES--9.28%
COLLATERALIZED MORTGAGE OBLIGATIONS--9.28%
Accredited Mortgage Loan Trust-Series 2003-3, Class A3,
Floating Rate Pass Through Ctfs., 3.47%, 01/25/34                            (c)(d)         1,896,239                    1,904,908
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities-Series 2003-D, Class 2AI,
Floating Rate Pass Through Ctfs., 4.18%, 05/25/33                            (c)(d)         1,802,364                    1,794,194
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-Series 2003-B4, Class B4,
Floating Rate Pass Through Ctfs., 3.89%, 07/15/11                            (c)(d)         2,195,000                    2,234,423
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series 2004-6, Class 2A5,
Floating Rate Pass Through Ctfs., 3.48%, 11/25/34                            (c)(d)         2,290,126                    2,298,921
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans-Series 2004-HYB7, Class 1A2,
Floating Rate Pass Through Ctfs., 4.79%, 11/20/34                            (c)(d)         2,154,287                    2,163,378
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.-Series 2004-AR3,
Class 5A1, Floating Rate Pass Through Ctfs., 4.79%, 04/25/34                 (c)(d)         2,146,093                    2,167,932
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.-Series 2004-AR7,
Class 2A1, Floating Rate Pass Through Ctfs., 4.82%, 11/25/34                 (c)(d)         2,229,394                    2,311,985
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.-Series 2004-C4,
Class A6, Pass Through Ctfs., 4.69%, 10/15/39                                (c)            2,800,000                    2,814,323
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan-Series 2003-W19, Class 1A3, Pass Through
Ctfs., 4.78%, 11/25/33                                                       (c)            1,152,462                    1,151,998
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5, Class 2A1, Pass Through
Ctfs., 4.56%, 05/25/34                                                       (c)            1,253,546                    1,255,263
-----------------------------------------------------------------------------------------------------------------------------------
Impac CMB Trust-Series 2003-12, Class A1, Floating Rate Pass Through
Ctfs., 3.47%, 12/25/33                                                       (c)(d)           530,509                      531,511
-----------------------------------------------------------------------------------------------------------------------------------
Impac CMB Trust-Series 2004-1, Class A1,Floating Rate Pass Through
Ctfs., 3.42%, 03/25/34                                                       (c)(d)         1,677,710                    1,683,751
-----------------------------------------------------------------------------------------------------------------------------------
Long Beach Mortgage Loan Trust-Series 2004-1, Class A3, Floating
Rate Pass Through Ctfs., 3.39%, 02/25/34                                     (c)(d)         1,205,160                    1,207,255
-----------------------------------------------------------------------------------------------------------------------------------
Master Asset Securitization Trust-Series 2003-8, Class 1A1, Pass
Through Ctfs., 5.50%, 09/25/33                                               (c)            3,462,270                    3,483,909
-----------------------------------------------------------------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series 2003-G, Class A1, Floating
Rate Pass Through Ctfs., 3.41%, 01/25/29                                     (c)(d)         2,904,085                    2,908,181
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust-Series 2004-6AR, Class 2A2,
Floating Rate Pass Through Ctfs., 4.14%, 08/25/34                            (c)(d)         2,422,519                    2,431,773
-----------------------------------------------------------------------------------------------------------------------------------

I-TRE-QTR-1


                                                                                          PRINCIPAL                     MARKET
                                                                                           AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
Nomura Asset Acceptance Corp.-Series 2005-AR1, Class 2A1,
Floating Rate Pass Through Ctfs.,  3.37%, 02/25/35                           (c)(d)   $     1,163,243             $      1,166,162
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.-Series 2003-RS2,
Class AII, Floating Rate Pass Through Ctfs., 3.43%, 03/25/33                 (c)(d)         1,112,342                    1,115,950
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust-Series
2003-BC3, Class A, Floating Rate Pass Through Ctfs., 3.44%, 08/25/34         (c)(d)         1,137,482                    1,143,107
-----------------------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust-Series
2004-3AC, Class A1, Pass Through Ctfs., 4.94%, 03/25/34                      (c)            2,031,636                    2,046,376
-----------------------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust-Series 2005-1,
Class 1A1, Floating Rate Pass Through Ctfs.,  5.15%, 02/25/35                (c)(d)         1,722,320                    1,768,530
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.-Series 2003-37A, Class 7A,
Floating Rate Pass Through Ctfs., 4.86%, 12/25/33                            (c)(d)         2,320,221                    2,337,431
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.-Series 2004-2AC, Class A1,
Floating Rate Pass Through Ctfs., 5.04%, 02/25/34                            (c)(d)         3,759,842                    3,785,305
-----------------------------------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage and Finance, Inc.-Series 2002-B, Class A4,
Pass Through Ctfs., 5.84%, 02/07/26                                          (c)            1,160,000                    1,197,063
===================================================================================================================================
                                                                                                                        46,903,629
===================================================================================================================================

Total Asset-Backed Securities (Cost $47,059,011)                                                                        46,903,629
===================================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--6.96%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--4.92%
Floating Rate Pass Through Ctfs.,
 4.58%, 11/01/33                                                             (c)(d)         3,474,798                    3,542,958
-----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs.,
 5.00%, 02/01/19 to 03/01/34                                                 (c)            5,186,295                    5,250,357
-----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 07/01/19 to 10/01/34                                                 (c)           13,167,007                   13,419,629
-----------------------------------------------------------------------------------------------------------------------------------
 4.50%, 09/01/33                                                             (c)            2,706,789                    2,643,707
===================================================================================================================================
                                                                                                                        24,856,651
===================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--2.04%
Pass Through Ctfs.,
 5.00%, 03/15/18                                                             (c)            2,559,701                    2,614,830
-----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 07/15/28 to 04/15/29                                                 (c)            4,998,093                    5,179,244
-----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 12/15/31                                                             (c)            2,491,868                    2,551,436
===================================================================================================================================
                                                                                                                        10,345,510
===================================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $34,758,186)                                                                35,202,161
===================================================================================================================================

BONDS & NOTES--6.72%

AEROSPACE & DEFENSE--0.11%
Lockheed Martin Corp., Bonds, 8.50%, 12/01/29                                (c)              390,000                      558,804
===================================================================================================================================

AUTOMOBILE MANUFACTURERS--0.04%
DaimlerChrysler N.A. Holding Corp., Unsec. Gtd. Global Notes,
8.50%, 01/18/31                                                              (c)              175,000                      217,247
===================================================================================================================================

BROADCASTING & CABLE TV--0.51%
Comcast Corp., Sr. Unsec. Deb., 9.50%, 08/01/13                              (c)            1,690,000                    1,795,017
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Notes, 4.63%, 01/15/10 (Acquired 12/10/04;
Cost $794,173)                                                               (d)(e)           795,000                      789,729
===================================================================================================================================
                                                                                                                         2,584,746
===================================================================================================================================

I-TRE-QTR-1

                                                                                          PRINCIPAL                     MARKET
                                                                                           AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.14%
Motorola, Inc., Unsec. Unsub. Putable Deb., 6.50%, 09/01/05                  (c)      $       665,000             $        709,834
===================================================================================================================================

CONSUMER FINANCE--0.36%
Capital One Bank, Sub. Notes, 6.50%, 06/13/13                                (c)              990,000                    1,083,654
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Notes, 5.50%, 06/01/15                          (c)              560,000                      567,263
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., Notes, 6.13%, 03/01/13                                           (c)              170,000                      181,997
===================================================================================================================================
                                                                                                                         1,832,914
===================================================================================================================================

DEPARTMENT STORES--0.31%
Federated Department Stores, Inc., Sr. Unsec. Deb., 6.90%, 04/01/29          (c)            1,360,000                    1,564,449
===================================================================================================================================

DIVERSIFIED BANKS--0.44%
Bank of America Corp., Jr. Unsec. Sub. Global Notes, 7.40%, 01/15/11         (c)            1,500,000                    1,721,910
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank N.A., Sub. Global Notes, 4.80%, 11/01/14                       (c)              500,000                      504,455
===================================================================================================================================
                                                                                                                         2,226,365
===================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.02%
Cendant Corp., Sr. Unsec. Notes, 7.38%, 01/15/13                             (c)               80,000                       90,377
===================================================================================================================================

ELECTRIC UTILITIES--0.29%
Ohio Power Co.-Series G, Sr. Unsec. Global Notes, 6.60%, 02/15/33            (c)              680,000                      799,272
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., Unsec. Bonds, 6.05%, 03/01/34                    (c)              540,000                      597,332
-----------------------------------------------------------------------------------------------------------------------------------
PPL Energy Supply LLC-Series A, Sr. Unsec. Global Notes, 6.40%, 11/01/11     (c)               45,000                       49,209
===================================================================================================================================
                                                                                                                         1,445,813
===================================================================================================================================

GAS UTILITIES--0.02%
Kinder Morgan Energy Partners, L.P., Notes, 5.80%, 03/15/35                  (c)              130,000                      130,529
===================================================================================================================================

HOUSEHOLD PRODUCTS--0.04%
Procter & Gamble Co. (The), Global Notes, 4.75%, 06/15/07                    (c)              195,000                      198,537
===================================================================================================================================

INTEGRATED OIL & GAS--0.26%
Duke Energy Field Services, LLC, Sr. Unsec. Notes, 7.88%, 08/16/10           (c)            1,165,000                    1,334,111
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.31%
BellSouth Corp., Bonds, 6.55%, 06/15/34                                      (c)               30,000                       33,817
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., Global Bonds, 5.20%, 09/15/14                               (c)              920,000                      943,000
-----------------------------------------------------------------------------------------------------------------------------------
British Telecommunications PLC (United Kingdom), Global Bonds,
8.88%, 12/15/30                                                              (c)              460,000                      641,171
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V. (Netherlands), Unsec.
Gtd. Unsub. Global Bonds, 8.75%, 06/15/30                                    (c)              205,000                      278,023
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Netherlands), Sr. Unsub. Global
Notes, 8.00%, 10/01/10                                                       (c)              915,000                    1,058,746
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc., Global Notes,
5.10%, 09/15/14                                                              (c)            1,150,000                    1,168,538
-----------------------------------------------------------------------------------------------------------------------------------
6.15%, 09/15/34                                                              (c)              330,000                      353,852
===================================================================================================================================

I-TRE-QTR-1

                                                                                          PRINCIPAL                     MARKET
                                                                                           AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
Sprint Capital Corp., Unsec. Gtd. Global Notes,
8.38%, 03/15/12                                                              (c)      $     1,215,000             $      1,457,198
-----------------------------------------------------------------------------------------------------------------------------------
8.75%, 03/15/32                                                              (c)              280,000                      385,918
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec. Unsub. Global Notes,
7.25%, 12/01/10                                                              (c)              250,000                      282,665
===================================================================================================================================
                                                                                                                         6,602,928
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.39%
Goldman Sachs Group, Inc. (The), Global Notes, 4.75%, 07/15/13               (c)              930,000                      928,056
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Unsec. Unsub. Global Notes,
3.50%, 08/07/08                                                              (c)              715,000                      699,148
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term Notes,
5.30%, 09/30/15                                                              (c)              345,000                      359,397
===================================================================================================================================
                                                                                                                         1,986,601
===================================================================================================================================

MULTI-LINE INSURANCE--0.21%
American General Finance Corp.-Series H, Medium Term Global
Notes, 4.00%, 03/15/11                                                       (c)            1,135,000                    1,084,856
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.02%
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub. Global
Notes, 7.38%, 12/15/14                                                       (c)               85,000                       95,413
===================================================================================================================================

OIL & GAS REFINING & MARKETING --0.01%
Valero Energy Corp., Unsec. Notes, 7.50%, 04/15/32                           (c)               45,000                       52,844
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.63%
General Electric Capital Corp.-Series A, Medium Term Global
Notes, 3.75%, 12/15/09                                                       (c)              875,000                      855,890
===================================================================================================================================
HSBC Finance Corp., Sr. Unsec. Global Notes, 6.75%, 05/15/11                 (c)            1,100,000                    1,220,901
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., Global Sub. Notes, 6.75%, 02/01/11                     (c)              985,000                    1,093,301
===================================================================================================================================
                                                                                                                         3,170,092
===================================================================================================================================

PHARMACEUTICALS--0.17%
Wyeth, Unsec. Notes, 5.50%, 02/01/14                                         (c)              825,000                      864,122
===================================================================================================================================

REAL ESTATE--0.19%
Developers Diversified Realty Corp., Sr. Notes, 5.50%, 05/01/15              (c)              875,000                      888,186
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, L.P., Unsec. Unsub. Global Notes,
6.35%, 08/28/12                                                              (c)               65,000                       70,530
===================================================================================================================================
                                                                                                                           958,716
===================================================================================================================================

SOVEREIGN DEBT--0.14%
United Mexican States (Mexico)-Series A, Medium Term Global
Notes, 6.75%, 09/27/34                                                       (c)              665,000                      704,235
===================================================================================================================================

SPECIALIZED FINANCE--0.34%
National Rural Utilities Cooperative Finance Corp.-Series C,
Medium Term Global Notes, 7.25%, 03/01/12                                    (c)            1,475,000                    1,707,209
===================================================================================================================================

I-TRE-QTR-1

                                                                                          PRINCIPAL                     MARKET
                                                                                           AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.68%
Countrywide Home Loans, Inc.,-Series M, Gtd. Medium Term
Notes, 4.13%, 09/15/09                                                       (c)      $     1,765,000             $      1,741,173
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank, FA-Series 11, Sub. Global Notes,
6.88%, 06/15/11                                                              (c)            1,500,000                    1,678,515
===================================================================================================================================
                                                                                                                         3,419,688
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.09%
New Cingular Wireless Services Inc., Sr. Unsec. Unsub.
Global Notes, 8.75%, 03/01/31                                                (c)              325,000                      451,370
===================================================================================================================================

Total Bonds & Notes (Cost $33,276,800)                                                                                  33,991,800
===================================================================================================================================

                                                                                               SHARES
MONEY MARKET FUND--4.19%
Premier Portfolio-Institutional Class (Cost $21,153,937)                     (f)           21,153,937                   21,153,937
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $487,032,040)                                                                   $    505,548,936
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:
Ctfs.                               Certificates
Deb.                                Debentures
Gtd.                                Guaranteed
Jr.                                 Junior
Sr.                                 Senior
Sub.                                Subordinated
Unsec.                              Unsecured
Unsub.                              Unsubordinated
Wts.                                Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Non-income producing security was acquired through a corporate action.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at May 31, 2005 was $173,682,389, which represented 34.36% of the Fund's Total Investments. See Note 1A.

(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2005.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at May 31, 2005 represented 0.16% of the Fund's Total Investments. Unless otherwise indicated, this security is not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.


I-TRE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and

I-TRE-QTR-1
    foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended May 31, 2005.

                                                          PROCEEDS
                       MARKET VALUE      PURCHASES         FROM          APPRECIATION      MARKET VALUE      DIVIDEND    REALIZED
FUND                     08/31/04         AT COST          SALES        (DEPRECIATION)       05/31/05         INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $  27,662,098    $ 266,570,050   $(273,078,211)    $        --      $  21,153,937    $   155,266   $        --

------------------------------------------------------------------------------------------------------------------------------------

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended May 31, 2005 was $465,323,769 and $662,457,683, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $    30,572,899
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (19,043,046)
========================================================================================
Net unrealized appreciation of investment securities                    $    11,529,853
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $494,019,083.

I-TRE-QTR-1

Item 2. Controls and Procedures.

    (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Combination Stock & Bond Funds

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    July 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.